SUBSEQUENT EVENT (Details Narrative) - $ / shares								9 Months Ended	12 Months Ended
	Mar. 05, 2021	Jan. 31, 2021	Jan. 29, 2021	Jan. 16, 2021	Jan. 12, 2021	Jan. 02, 2021	Oct. 22, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021
Subsequent Event [Line Items]
Stock option granted								732,500	1,340,000	2,450,000
Stock option exercise price per share								$ 1.39	$ 1.40
Common Stock [Member] | Employee [Member].
Subsequent Event [Line Items]
Stock option granted							50,000
Stock-based payment award vesting period							3 years
Stock option exercise price per share							$ 1.25
Stock option expiration period							10 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate common stock shares issued											4,600,000
Share based payment award, description	On March 5, 2021, the Company modified the vesting of the common stock and stock options issued to Mr. Harmon. As of this date, all common stock was vested and 50% of the stock options were vested as of this date and the remaining 50% vest on October 22, 2021. See Note 10.
Subsequent Event [Member] | Employee [Member].
Subsequent Event [Line Items]
Stock option vested at grant		50,000
Subsequent Event [Member] | Common Stock [Member] | Employee [Member].
Subsequent Event [Line Items]
Stock option granted					20,000	7,500
Stock-based payment award vesting period					3 years	3 years
Stock option exercise price per share					$ 1.25	$ 1.25
Stock option expiration period					10 years	10 years
Subsequent Event [Member] | Common Stock [Member] | Executive Vice President [Member]
Subsequent Event [Line Items]
Stock option granted				40,000
Stock-based payment award vesting period				3 years
Stock option exercise price per share				$ 1.25
Stock option expiration period				10 years
Subsequent Event [Member] | Common Stock [Member] | Amy Chandler, Executive Vice President [Member].
Subsequent Event [Line Items]
Stock option granted			40,000
Stock-based payment award vesting period			3 years
Stock option exercise price per share			$ 1.25
Stock option expiration period			10 years
Subsequent Event [Member] | Common Stock [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Stock option granted	125,000
Stock-based payment award vesting period	3 years
Stock option exercise price per share	$ 1.25
Stock option expiration period	10 years
Subsequent Event [Member] | Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Stock option granted	125,000
Stock-based payment award vesting period	3 years
Stock option exercise price per share	$ 1.25
Stock option expiration period	10 years
Subsequent Event [Member] | Common Stock [Member] | Dr. William Hearl, Director [Member]
Subsequent Event [Line Items]
Stock option granted	125,000
Stock-based payment award vesting period	3 years
Stock option exercise price per share	$ 1.25
Stock option expiration period	10 years
Subsequent Event [Member] | Common Stock [Member] | Julie Kamof, Director [Member]
Subsequent Event [Line Items]
Stock option granted	125,000
Stock-based payment award vesting period	3 years
Stock option exercise price per share	$ 1.25
Stock option expiration period	10 years
Subsequent Event [Member] | Common Stock [Member] | Dr. Vithal Dhaduk, Director [Member]
Subsequent Event [Line Items]
Stock option granted	125,000
Stock-based payment award vesting period	3 years
Stock option exercise price per share	$ 1.25
Stock option expiration period	10 years